Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Assets and Liabilities of VIE
The following table set forth the assets and liabilities of the VIE included in the Company’s consolidated balance sheets:

	As of December 31,
	201 8	201 9
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	31,763	211,314	30,353
Restricted cash	115	115	17
Accounts receivable	141,705	133,745	19,210
Prepayments and other current assets	64,532	73,789	10,599
Amounts due from the Company and its subsidiaries	3,965	51,656	7,420
Amounts due from related parities	2,848	521	75

Total current assets	244,928	471,140	67,674

Non-current assets:
Property and equipment, net	46,271	57,390	8,244
Intangible assets, net	1,406	8,728	1,254
Long-term investments	71,512	108,408	15,572
Other-non current assets	13,529	1,925	277

Total non-current assets	132,718	176,451	25,347

Total assets	377,646	647,591	93,021

LIABILITIES:
Current liabilities:
Accounts payable	18,683	19,974	2,869
Deferred revenue and customer deposits	55,625	73,820	10,604
Accrued liabilities and other current liabilities	59,556	72,580	10,425
Amounts due to the Company and its subsidiaries	15,534	185,263	26,611
Amounts due to related parties	8,864	56	8

Total current liabilities	158,262	351,693	50,517

Non-current liabilities:
Amounts due to the Company and its subsidiaries	240,000	377,000	54,153
Other non-current liabilities	140	64	9

Total non-current liabilities	240,140	377,064	54,162

Total liabilities	398,402	728,757	104,679

Summary of Results of Operations and Cash Flows of VIE
The table sets forth the results of operations and cash flows of the VIE included in the
C
ompany’s consolidated statements of comprehensive loss and cash flows.

	As of December 31,
	2017	2018	201 9
	RMB	RMB	RMB	US$
Revenues	284,348	709,594	900,454	129,342
Cost of revenues	(206,789)	(499,589)	(628,109)	(90,222)
Net loss	(40,003)	(16,785)	(95,829)	(13,765)
Net cash (used in)/provided by operating activities	(51,016)	(68,316)	16,059	2,307
Net cash used in investing activities	(10,000)	(104,675)	(34,451)	(4,949)
Net cash provided by financing activities	—	154,901	197,943	28,433